SEMI-ANNUAL REPORT
                               MAY 31, 2000

                               [GRAPHIC OMITTED]

     Mercury
     Global
     Balanced
     Fund OF MERCURY ASSET
          MANAGEMENT FUNDS, INC.

                                   ----------------
                                       MERCURY
                                   ASSET MANAGEMENT
                                   ----------------

MERCURY MASTER
GLOBAL BALANCED PORTFOLIO

SECTOR REPRESENTATION OF EQUITIES AND
FIXED-INCOME SECURITIES
--------------------------------------------------------------------------------

A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of May 31, 2000)

Cash Equivalent                        9.9%
Industries                             5.6%
Health Care                            5.6%
Financials                             9.7%
Consumer Discretionary                 4.4%
Energy                                 5.2%
Consumer Staples                       4.4%
Telecommunications                     7.2%
Utilities                              1.3%
Fixed-Income Investments              31.4%
Materials                              2.7%
Information Technology                12.6%

GEOGRAPHIC ASSET MIX
--------------------------------------------------------------------------------

A pie chart illustrating the following percentages
(As a Percentage of Equities as of May 31, 2000)

Pacific Basin/Asia                    15.7%
North America                         49.9%
Europe                                34.4%


                  May 31, 2000 (2) Mercury Global Balanced Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report. For the six-month period ended May 31, 2000, Mercury Global Balanced Fund's Class I, Class A, Class B and Class C Shares had total returns of +0.34%, +0.29%, -0.12% and -0.10%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

Economic and Market Review

Global equity markets started the period strong. December saw steep price appreciation within growth sectors, with investor support for National Association of Securities Dealers Automated Quotations stocks having a positive effect on the global technology sector. The favorable monetary environment provided by the Federal Reserve Board to stave off a potential year 2000 liquidity crunch coincided with diminishing concerns about the likelihood of widespread millennium bug disruption. The unmanaged Morgan Stanley Capital International (MSCI) World Index rose over 8% in December alone. The new year began with a brief correction of this trend as forecasts of aggressive Federal Reserve Board tightening made headlines, but technology stocks quickly resumed their disconnect from the rest of the market, outperforming the broader global index by over 9% in the first quarter of 2000.

Just as global equity markets had taken their lead from the United States on the way up, domestic American concerns undermined them in the last two months of the six-month period. The anti-trust ruling against Microsoft Corporation sent the stock and the global technology sector downward in a period that has been characterized by considerable volatility. Although European and Japanese growth has remained subdued by comparison, stronger-than-expected inflationary figures in the United States sent world stock markets reeling, highlighting the growing extent of global equity market inter-dependence and the enormous influence of the United States on the world economy.

This environment of strong growth and interest rate concerns was negative for bonds. The Fund's benchmark bond index (the Salomon Smith Barney World Government Bond Index) produced negative returns in every month throughout the period except March. The longer end of the US Treasury curve was an exception as the Treasury announced a buy-back program in response to the growing budget surplus. Shorter-dated bonds performed poorly in reaction to signs of emerging inflationary pressures and investors' expectation of more aggressive interest rate rises. Eurozone bonds faired no better as the European Central Bank raised interest rates partly in response to continuing weakness in the euro. Japanese bonds bucked the global trend to post gains as Japan's economy made only tentative signs of recovery.

The Fund's relative underperformance of its composite benchmark (60% of the MSCI World Index and 40% Salomon Smith Barney World Government Bond Index), which provided a total return of +2.78% for the six months ended May 31, 2000, was a result of our being underweighted in bonds for most of the six-month period and maintaining a growth bias in the early stages of the period. From the end of March, many of these growth holdings reduced the level of performance prior to the reduction of their weighting in the portfolio.


                  May 31, 2000 (3) Mercury Global Balanced Fund

Portfolio Activity

At the beginning of the six-month period ended May 31, 2000, we focused primarily on growth sectors and held active positions in the technology and telecommunications sectors. After the turn of the year, and as the environment became characterized by increasing levels of uncertainty with regard to the extent of the US interest rate cycle, we moved to a more neutral sectoral stance within the equity portion of the portfolio. Toward the end of the six-month period, we also reduced the Fund's long-held overweighted position in equities, moving toward a neutral equity/bond allocation in keeping with our present position of near-term caution.

In the healthcare sector, we purchased Shionogi, the Japanese drug company. The outlook for the company had markedly improved as it approached a period of restructuring, and focused on licensing out research and development of its drugs for up-front fees. The underinvestment of international pharmaceutical companies in Japan and the strength of Shionogi's domestic sales force also made it an attractive acquisition target. Toward the end of the period, we sold our position at a profit since it performed beyond our expectations and allocated the proceeds in domestic competitor Fujisawa Pharmaceutical Co., Ltd. We expect the company to benefit from restructuring of its international product business and strong earnings growth, notably from its leading eczema drug.

Within the global telecommunications sector, we reduced our exposure to incumbent fixed line operators as we grew concerned about the ability of these highly rated companies to generate adequate returns on their assets, as well as growing price pressure in long-distance voice communications. We reduced our exposure to AT&T Corp. over the period, which subsequently revised its growth forecast down following disappointing first quarter results. We also sold our holding in MCI WorldCom Inc. in view of lackluster revenue growth; the company's profitability is likely to suffer until it can offset this weakness against the data part of its business. Purchases within the sector included Level 3 Communications, Inc., which is building out the first international communications network to use Internet Protocol end to end. This state-of-the-art high bandwidth network should enable Level 3 to compete aggressively on price and to benefit from growth in data traffic.

By way of increasing our exposure to defensive growth stocks, we purchased Anheuser-Busch Companies, Inc., the owner of Budweiser, in May. The pricing environment for beer has improved dramatically with the decline of competitor discounting. Furthermore, we expect to see strong domestic sales growth driven by favorable demographic trends in the United States, as the number of 21 year olds to 27 year olds increases by an estimated 15% by 2010.

During the six months ended May 31, 2000, the fixed-income component of the Fund kept an underweight duration across the major bond markets. In the United States, we favored the long end of the yield curve in the current interest rate environment. As a result, we established a short-term holding of cash and cash instruments to balance the greater duration exposure of long-dated bonds.

Investment Outlook

Recent data continues to provide a mixed picture as to the extent of slowdown necessary that will be required in the US economy to bring it in line with its long-term equilibrium


                  May 31, 2000 (4) Mercury Global Balanced Fund growth level. Recent rebounds in the stock market may be driven by a level of optimism that is not yet justified. Until the picture becomes clearer, we plan to maintain our cautious stance in global equity markets. In Japan, we are marginally underweight since we believe that the prospects for self-sustained growth are limited and that corporate restructuring remains sluggish. Europe remains the favored equity area, with recent weakness in the euro showing signs of bottoming out and inflationary pressures subdued.

Our decision to move from a negative stance to a neutral one in bonds reflects our view that investors will at some point begin to focus on slowing US economic growth. The relative attractiveness of bonds compared to equities could improve as perceptions of a slower economy feed through to the belief that corporate profit growth may slow.

In Conclusion

We thank you for your investment in Mercury Global Balanced Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Jeffrey Peek        /s/ Gary Lowe                  /s/ Rupert Watson

Jeffrey Peek            Gary Lowe                      Rupert Watson
President               Portfolio Manager              Portfolio Manager
                        Equity Investments             Fixed-Income Investments

July 10, 2000


                  May 31, 2000 (5) Mercury Global Balanced Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

RECENT PERFORMANCE RESULTS*
================================================================================
                              6 Month            12 Month        Since Inception
As of May 31, 2000         Total Return        Total Return        Total Return
--------------------------------------------------------------------------------
Class I                      + 0.34%             + 12.53%            + 8.37%
--------------------------------------------------------------------------------
Class A                      + 0.29              + 12.38             + 8.11
--------------------------------------------------------------------------------
Class B                      - 0.12              + 11.41             + 7.17
--------------------------------------------------------------------------------
Class C                      - 0.10              + 11.43             + 7.19
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 4/30/99.


                  May 31, 2000 (6) Mercury Global Balanced Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
================================================================================
                                   % Return              % Return
                                 Without Sales          With Sales
Class I Shares*                      Charge              Charge**
--------------------------------------------------------------------------------
Inception (4/30/99)
through 3/31/00                      +14.79%              +8.76%
--------------------------------------------------------------------------------
*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                   % Return              % Return
                                Without Sales           With Sales
Class A Shares*                      Charge              Charge**
--------------------------------------------------------------------------------
Inception (4/30/99)
through 3/31/00                      +14.52%              +8.51%
--------------------------------------------------------------------------------
*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                   % Return              % Return
                                    Without                With
Class B Shares*                       CDSC                 CDSC**
--------------------------------------------------------------------------------
Inception (4/30/99)
through 3/31/00                      +13.76%              +9.76%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
** Assuming payment of applicable contingent deferred sales charge.

                                    % Return             % Return
                                    Without                With
Class C Shares*                       CDSC                 CDSC**
--------------------------------------------------------------------------------
Inception (4/30/99)
through 3/31/00                      +13.78%             +12.78%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                  May 31, 2000 (7) Mercury Global Balanced Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 2000
--------------------------------------------------------------------------------

MERCURY GLOBAL BALANCED FUND
================================================================================

Assets:
Investment in Mercury Master Global Balanced Portfolio, at value (identified
  cost--$446,076,292)                                                           $ 461,900,852
Other assets                                                                          155,708
                                                                                -------------
Total assets                                                                      462,056,560
                                                                                -------------
---------------------------------------------------------------------------------------------
Liabilities:
Payable to distributor                                                                380,170
Payable to administrator                                                               65,638
Accrued expenses and other liabilities                                                195,260
                                                                                -------------
Total liabilities                                                                     641,068
                                                                                -------------
---------------------------------------------------------------------------------------------
Net Assets:
Net assets                                                                      $ 461,415,492
                                                                                =============
---------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                             $         115
Class A Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                       384
Class B Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                     2,536
Class C Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                     1,325
Paid-in capital in excess of par                                                  434,033,452
Accumulated investment loss--net                                                   (3,679,053)
Undistributed realized capital gains on investments from the Portfolio--net        15,232,173
Unrealized appreciation on investments and foreign currency transactions from
  the Portfolio--net                                                               15,824,560
                                                                                -------------
Net assets                                                                      $ 461,415,492
                                                                                =============
---------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $12,191,283 and 1,145,669 shares
  outstanding                                                                   $       10.64
                                                                                =============
Class A--Based on net assets of $40,767,840 and 3,836,095 shares
  outstanding                                                                   $       10.63
                                                                                =============
Class B--Based on net assets of $268,307,052 and 25,357,501 shares
  outstanding                                                                   $       10.58
                                                                                =============
Class C--Based on net assets of $140,149,317 and 13,246,346 shares
  outstanding                                                                   $       10.58
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  May 31, 2000 (8) Mercury Global Balanced Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2000
---------------------------------------------------------------------------------------------

MERCURY GLOBAL BALANCED FUND
=============================================================================================
Investment Income:
Investment income allocated from the Portfolio (net of $162,944
  foreign withholding tax)                                                       $  5,900,166
Expenses allocated from the Portfolio                                              (1,646,542)
                                                                                 ------------
Net investment income from the Portfolio                                            4,253,624
                                                                                 ------------
---------------------------------------------------------------------------------------------
Expenses:
Account maintenance and distribution fees--Class B              $  1,406,370
Account maintenance and distribution fees--Class C                   740,724
Administration fee                                                   485,566
Registration fees                                                    123,806
Transfer agent fees--Class B                                          82,431
Account maintenance fees--Class A                                     53,631
Transfer agent fees--Class C                                          45,272
Printing and shareholder reports                                      42,539
Offering costs                                                        26,095
Transfer agent fees--Class A                                           9,493
Professional fees                                                      4,406
Transfer agent fees--Class I                                           2,930
Other                                                                    590
                                                                ------------
Total expenses                                                                      3,023,853
                                                                                 ------------
Investment income--net                                                              1,229,771
                                                                                 ------------
---------------------------------------------------------------------------------------------
Realized & Unrealized Gain from the Portfolio--Net:
Realized gain from the Portfolio on:
  Investments--net                                                16,312,942
  Foreign currency transactions--net                               4,899,439       21,212,381
                                                                ------------
Change in unrealized appreciation on investments and
  foreign currency transactions from the Portfolio--net                           (22,362,185)
                                                                                 ------------
Net Increase in Net Assets Resulting from Operations                             $     79,967
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  May 31, 2000 (9) Mercury Global Balanced Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY GLOBAL BALANCED FUND
================================================================================

                                                                 For the Six    For the Period
                                                                 Months Ended   April 30, 1999+
  Increase (Decrease) in Net Assets:                             May 31, 2000   to Nov. 30, 1999
  ----------------------------------------------------------------------------------------------
  Operations:
  Investment income--net                                         $   1,229,771    $   2,082,408
  Realized gain (loss) on investments and foreign currency
    transactions from the Portfolio--net                            21,212,381       (6,493,184)
  Change in unrealized appreciation on investments and foreign
    currency transactions from the Portfolio--net                  (22,362,185)      38,186,745
                                                                 ------------------------------
  Net increase in net assets resulting from operations                  79,967       33,775,969
                                                                 ------------------------------
  ---------------------------------------------------------------------------------------------
  Dividends to Shareholders:
  Investment income--net
    Class I                                                           (244,045)              --
    Class A                                                           (739,043)              --
    Class B                                                         (3,631,557)              --
    Class C                                                         (1,944,046)              --
                                                                 ------------------------------
  Net decrease in net assets resulting from dividends
    to shareholders                                                 (6,558,691)              --
                                                                 ------------------------------
  ---------------------------------------------------------------------------------------------
  Capital Share Transactions:
  Net increase (decrease) in net assets derived from capital
    share transactions                                             (12,255,118)     446,273,365
                                                                 ------------------------------
  ---------------------------------------------------------------------------------------------
  Net Assets:
  Total increase (decrease) in net assets                          (18,733,842)     480,049,334
  Beginning of period                                              480,149,334          100,000
                                                                 ------------------------------
  End of period*                                                 $ 461,415,492    $ 480,149,334
                                                                 ==============================
  ---------------------------------------------------------------------------------------------
* Undistributed (accumulated) investment income (loss)--net      $  (3,679,053)   $   1,649,867
                                                                 ==============================

+ Commencement of operations.

  See Notes to Financial Statements.


                 May 31, 2000 (10) Mercury Global Balanced Fund

FINANCIAL HIGHLIGHTS

MERCURY GLOBAL BALANCED FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                  Class I
                                                    -------------------------------------
                                                      For the Six       For the Period
                                                     Months Ended       April 30, 1999+
Increase (Decrease) in Net Asset Value:             May 31, 2000++++    to Nov. 30, 1999
-----------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                   $    10.80          $    10.00
                                                       ------------------------------
Investment income--net                                        .08                 .11
Realized and unrealized gain (loss) on investments
  and foreign currency transactions from
  the Portfolio--net                                         (.04)                .69
                                                       ------------------------------
Total from investment operations                              .04                 .80
                                                       ------------------------------
Less dividends from investment income--net                   (.20)                 --
                                                       ------------------------------
Net asset value, end of period                         $    10.64          $    10.80
                                                       ==============================
-----------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share                            .34%+++            8.00%+++
                                                       ==============================
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses++                                                   1.00%*              1.10%*
                                                       ==============================
Investment income--net                                       1.42%*              1.73%*
                                                       ==============================
-----------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)               $   12,191          $   13,333
                                                       ==============================
-----------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                 May 31, 2000 (11) Mercury Global Balanced Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY GLOBAL BALANCED FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class A
                                                    -------------------------------------
                                                      For the Six        For the Period
                                                      Months Ended      April 30, 1999+
Increase (Decrease) in Net Asset Value:             May 31, 2000++++    to Nov. 30, 1999
-----------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                   $    10.78          $    10.00
                                                       ------------------------------
Investment income--net                                        .06                 .09
Realized and unrealized gain (loss) on investments
  and foreign currency transactions from
  the Portfolio--net                                         (.02)                .69
                                                       ------------------------------
Total from investment operations                              .04                 .78
                                                       ------------------------------
Less dividends from investment income--net                   (.19)                 --
                                                       ------------------------------
Net asset value, end of period                         $    10.63          $    10.78
                                                       ==============================
-----------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share                            .29%+++            7.80%+++
                                                       ==============================
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses++                                                   1.25%*              1.35%*
                                                       ==============================
Investment income--net                                       1.17%*              1.47%*
                                                       ==============================
-----------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)               $   40,768          $   43,442
                                                       ==============================
-----------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                 May 31, 2000 (12) Mercury Global Balanced Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY GLOBAL BALANCED FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                    Class B
                                                    ---------------------------------------
                                                      For the Six         For the Period
                                                      Months Ended        April 30, 1999+
Increase (Decrease) in Net Asset Value:             May 31, 2000++++      to Nov. 30, 1999
-------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                   $     10.73          $     10.00
                                                       --------------------------------
Investment income--net                                         .02                  .04
Realized and unrealized gain (loss) on investments
  and foreign currency transactions from
  the Portfolio--net                                          (.03)                 .69
                                                       --------------------------------
Total from investment operations                              (.01)                 .73
                                                       --------------------------------
Less dividends from investment income--net                    (.14)                  --
                                                       --------------------------------
Net asset value, end of period                         $     10.58          $     10.73
                                                       ================================
-------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share                            (.12%)+++            7.30%+++
                                                       ================================
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses++                                                    2.01%*               2.12%*
                                                       ================================
Investment income--net                                         .41%*                .68%*
                                                       ================================
-------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)               $   268,307          $   277,296
                                                       ================================
-------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                 May 31, 2000 (13) Mercury Global Balanced Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY GLOBAL BALANCED FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                    Class C
                                                     --------------------------------------
                                                       For the Six        For the Period
                                                       Months Ended       April 30, 1999+
Increase (Decrease) in Net Asset Value:              May 31, 2000++++     to Nov. 30, 1999
-------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                   $     10.73          $     10.00
                                                       --------------------------------
Investment income--net                                         .02                  .04
Realized and unrealized gain (loss) on investments
  and foreign currency transactions from
  the Portfolio--net                                          (.03)                 .69
                                                       --------------------------------
Total from investment operations                              (.01)                 .73
                                                       --------------------------------
Less dividends from investment income--net                    (.14)                  --
                                                       --------------------------------
Net asset value, end of period                         $     10.58          $     10.73
                                                       ================================
-------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share                            (.10%)+++            7.30%+++
                                                       ================================
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses++                                                    2.02%*               2.10%*
                                                       ================================
Investment income--net                                         .41%*                .70%*
                                                       ================================
-------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)               $   140,149          $   146,078
                                                       ================================
-------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                 May 31, 2000 (14) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY GLOBAL BALANCED FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury Global Balanced Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Global Balanced Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments -- Valuation of securities is discussed in
      Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

      (c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


                 May 31, 2000 (15) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


      (d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                               Account              Distribution
                                            Maintenance Fee             Fee
      --------------------------------------------------------------------------
      Class A                                   .25%                     --
      --------------------------------------------------------------------------
      Class B                                   .25%                    .75%
      --------------------------------------------------------------------------
      Class C                                   .25%                    .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


                 May 31, 2000 (16) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      For the six months ended May 31, 2000, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                            MFD          MLPF&S
      --------------------------------------------------------------------------
      Class I                                             $    4         $    90
      --------------------------------------------------------------------------
      Class A                                             $4,485         $59,120
      --------------------------------------------------------------------------

      For the six months ended May 31, 2000, MLPF&S received contingent deferred sales charges of $548,813 and $69,153 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended May 31, 2000 were $5,349,817 and $27,304,794, respectively.

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions were $(12,255,118) and $446,273,365 for the six months ended May 31, 2000 and for the period April 30, 1998 to November 30, 1999, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months
      Ended May 31, 2000                                 Shares      Dollar Amount
      ----------------------------------------------------------------------------
      Shares sold                                        114,453     $  1,268,957
      Shares issued to shareholders in reinvestment
        of dividends                                      19,227          208,611
                                                       --------------------------
      Total issued                                       133,680        1,477,568
      Shares redeemed                                   (223,024)      (2,430,314)
                                                       --------------------------
      Net decrease                                       (89,344)    $   (952,746)
                                                       ==========================
      ----------------------------------------------------------------------------

      Class I Shares for the Period April 30, 1999+
      to November 30, 1999                              Shares       Dollar Amount
      ----------------------------------------------------------------------------
      Shares sold                                      1,616,297     $ 16,138,828
      Shares redeemed                                   (383,784)      (3,878,805)
                                                       --------------------------
      Net increase                                     1,232,513     $ 12,260,023
                                                       ==========================
      ----------------------------------------------------------------------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.


                 May 31, 2000 (17) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Class A Shares for the Six Months
      Ended May 31, 2000                                    Shares       Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                           277,258      $  3,048,490
      Automatic conversion of shares                        133,545         1,456,473
      Shares issued to shareholders in reinvestment
        of dividends                                         55,933           606,874
                                                         ----------------------------
      Total issued                                          466,736         5,111,837
      Shares redeemed                                      (660,435)       (7,201,042)
                                                         ----------------------------
      Net decrease                                         (193,699)     $ (2,089,205)
                                                         ============================
      --------------------------------------------------------------------------------

      Class A Shares for the Period April 30, 1999+
      to November 30, 1999                                  Shares       Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                         4,650,095      $ 46,464,008
      Shares redeemed                                      (622,801)       (6,280,604)
                                                         ----------------------------
      Net increase                                        4,027,294      $ 40,183,404
                                                         ============================
      --------------------------------------------------------------------------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.

      Class B Shares for the Six Months
      Ended May 31, 2000                                    Shares       Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                         1,271,339      $ 13,857,974
      Shares issued to shareholders in reinvestment
        of dividends                                        282,395         3,061,161
                                                         ----------------------------
      Total issued                                        1,553,734        16,919,135
      Automatic conversion of shares                       (133,914)       (1,456,473)
      Shares redeemed                                    (1,902,164)      (20,748,416)
                                                         ----------------------------
      Net decrease                                         (482,344)     $ (5,285,754)
                                                         ============================
      --------------------------------------------------------------------------------

      Class B Shares for the Period April 30, 1999+
      to November 30, 1999                                  Shares       Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                        27,272,894      $272,311,072
      Shares redeemed                                    (1,435,549)      (14,441,505)
                                                         ----------------------------
      Net increase                                       25,837,345      $257,869,567
                                                         ============================
      --------------------------------------------------------------------------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.

      Class C Shares for the Six Months
      Ended May 31, 2000                                    Shares       Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                           765,141      $  8,349,409
      Shares issued to shareholders in reinvestment
        of dividends                                        156,253         1,693,783
                                                         ----------------------------
      Total issued                                          921,394        10,043,192
      Shares redeemed                                    (1,285,747)      (13,970,605)
                                                         ----------------------------
      Net decrease                                         (364,353)     $ (3,927,413)
                                                         ============================
      --------------------------------------------------------------------------------


                 May 31, 2000 (18) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class C Shares for the Period April 30, 1999+
      to November 30, 1999                                  Shares       Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                        14,563,255      $145,538,987
      Shares redeemed                                      (955,056)       (9,578,616)
                                                         ----------------------------
      Net increase                                       13,608,199      $135,960,371
                                                         ============================
      --------------------------------------------------------------------------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.


                 May 31, 2000 (19) Mercury Global Balanced Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
================================================================================

                                                                                          In US Dollars
                                                                                    -----------------------
                            Shares                                                               Percent of
Industries                   Held              Common Stocks                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------

EUROPE
===========================================================================================================
Belgium
Electric Utilities           3,009   Electrabel SA                                  $    687,870     0.2%
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Belgium                      687,870     0.2
-----------------------------------------------------------------------------------------------------------
Finland
Communications             111,141   Nokia Oyj                                         5,751,427     1.2
Equipment
-----------------------------------------------------------------------------------------------------------
Diversified                 16,393   Sonera Oyj                                          825,516     0.2
Telecommunication
Services
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Finland                    6,576,943     1.4
-----------------------------------------------------------------------------------------------------------
France
Banks                       17,058   Banque Nationale de Paris (BNP)                   1,530,545     0.3
-----------------------------------------------------------------------------------------------------------
Communications              19,760   Alcatel                                           1,077,535     0.2
Equipment
-----------------------------------------------------------------------------------------------------------
Food & Drug Retailing       23,060   Carrefour SA                                      1,622,116     0.3
-----------------------------------------------------------------------------------------------------------
Hotels, Restaurants         30,600   Accor SA                                          1,234,178     0.3
& Leisure
-----------------------------------------------------------------------------------------------------------
IT Consulting &              3,765   Cap Gemini SA                                       701,475     0.2
Services
-----------------------------------------------------------------------------------------------------------
Insurance                   14,757   Axa                                               2,162,331     0.5
-----------------------------------------------------------------------------------------------------------
Multi-Utilities             26,366   Vivendi                                           2,811,960     0.6
-----------------------------------------------------------------------------------------------------------
Multiline Retail             5,742   Pinault-Printemps-Redoute SA                      1,228,508     0.3
-----------------------------------------------------------------------------------------------------------
Oil & Gas                   17,328   Total Fina SA 'B'                                 2,714,221     0.6
-----------------------------------------------------------------------------------------------------------
Semiconductor               22,914   STMicroelectronics NV                             1,357,903     0.3
Equipment & Products
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in France                    16,440,772     3.6
-----------------------------------------------------------------------------------------------------------
Germany
Airlines                    44,175   Deutsche Lufthansa AG (Registered Shares)         1,077,456     0.2
-----------------------------------------------------------------------------------------------------------
Automobiles                 20,225   DaimlerChrysler AG                                1,089,762     0.2
-----------------------------------------------------------------------------------------------------------
Banks                       19,470   HypoVereinsbank                                   1,258,537     0.3
-----------------------------------------------------------------------------------------------------------
Diversified                 42,880   Deutsche Telekom AG
Telecommunication                    (Registered Shares)                               2,664,383     0.6
Services
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (20) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                            Shares                                                               Percent of
Industries                   Held              Common Stocks                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------

EUROPE (continued)
===========================================================================================================
Germany (concluded)
Industrial                  20,453   Siemens AG                                     $  3,012,136     0.7%
Conglomerates
-----------------------------------------------------------------------------------------------------------
Insurance                    3,977   Allianz AG (Registered Shares)                    1,429,205     0.3
-----------------------------------------------------------------------------------------------------------
Internet Software            9,118  +T-Online International AG                           331,899     0.1
& Services
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Germany                   10,863,378     2.4
-----------------------------------------------------------------------------------------------------------
Italy
Banks                      393,066   Banca Intesa SpA                                  1,541,959     0.3
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Italy                      1,541,959     0.3
-----------------------------------------------------------------------------------------------------------
Netherlands
Beverages                   22,839   Heineken NV                                       1,166,008     0.2
-----------------------------------------------------------------------------------------------------------
Chemicals                   21,898   Akzo Nobel NV                                       830,809     0.2
-----------------------------------------------------------------------------------------------------------
Diversified Financials      34,715   ING Groep NV                                      2,064,002     0.4
-----------------------------------------------------------------------------------------------------------
Household Durables          36,896   Koninklijke (Royal) Philips Electronics NV        1,637,642     0.4
-----------------------------------------------------------------------------------------------------------
Media                       16,301   VNU NV                                              826,930     0.2
                            35,850   Wolters Kluwer NV 'A'                               871,412     0.2
                                                                                    -----------------------
                                                                                       1,698,342     0.4
-----------------------------------------------------------------------------------------------------------
Oil & Gas                   68,022   Royal Dutch Petroleum Company                     4,165,410     0.9
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the Netherlands           11,562,213     2.5
-----------------------------------------------------------------------------------------------------------
Spain
Banks                      151,905   Banco Santander Central Hispano, SA               1,480,614     0.3
-----------------------------------------------------------------------------------------------------------
Diversified                 95,323  +Telefonica SA                                     1,944,856     0.4
Telecommunication
Services
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Spain                      3,425,470     0.7
-----------------------------------------------------------------------------------------------------------
Sweden
Communications             130,966   Telefonaktiebolaget LM Ericsson AB 'B'            2,651,869     0.6
Equipment
-----------------------------------------------------------------------------------------------------------
Diversified Financials      61,882   Investor AB 'B'                                     854,800     0.2
-----------------------------------------------------------------------------------------------------------
Diversified                 16,700  +Tele 1 Europe Holding AB                            201,037     0.0
Telecommunication
Services
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (21) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                            Shares                                                               Percent of
Industries                   Held              Common Stocks                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------

EUROPE (continued)
===========================================================================================================
Sweden (concluded)
Insurance                   44,360   Skandia Forsakrings AB                         $  1,132,009     0.3%
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Sweden                     4,839,715     1.1
-----------------------------------------------------------------------------------------------------------
Switzerland
Banks                        5,807   Credit Suisse Group (Registered Shares)           1,079,177     0.2
-----------------------------------------------------------------------------------------------------------
Commercial Services          1,985   Adecco SA (Registered Shares)                     1,559,894     0.3
& Supplies
-----------------------------------------------------------------------------------------------------------
Food Products                  990   Nestle SA (Registered Shares)                     1,880,708     0.4
-----------------------------------------------------------------------------------------------------------
Pharmaceuticals                 75   Roche Holding AG (Genuss)                           787,611     0.2
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Switzerland                5,307,390     1.1
-----------------------------------------------------------------------------------------------------------
United Kingdom
Aerospace &                168,987   British Aerospace PLC                             1,059,594     0.2
Defense
-----------------------------------------------------------------------------------------------------------
Banks                       62,668   Barclays PLC                                      1,628,919     0.3
                            81,118   HSBC Holdings PLC                                   894,803     0.2
                            82,418   Lloyds TSB Group PLC                                891,897     0.2
                                                                                    -----------------------
                                                                                       3,415,619     0.7
-----------------------------------------------------------------------------------------------------------
Communications             109,268   Marconi PLC                                       1,314,749     0.3
Equipment
-----------------------------------------------------------------------------------------------------------
Diversified                148,542   British Telecommunications PLC                    2,151,429     0.5
Telecommunication
Services
-----------------------------------------------------------------------------------------------------------
Food & Drug                478,563   Tesco PLC                                         1,444,922     0.3
Retailing
-----------------------------------------------------------------------------------------------------------
Gas Utilities              199,681   BG Group PLC                                      1,196,837     0.2
-----------------------------------------------------------------------------------------------------------
Hotels, Restaurants         81,728   Granada Group PLC                                   724,402     0.2
& Leisure
-----------------------------------------------------------------------------------------------------------
Insurance                   87,453   Allied Zurich PLC                                   980,370     0.2
                            74,308   CGU PLC                                           1,128,453     0.2
                                                                                    -----------------------
                                                                                       2,108,823     0.4
-----------------------------------------------------------------------------------------------------------
Marine                      77,559   The Peninsular and Oriental
                                     Steam Navigation Company                            812,651     0.2
-----------------------------------------------------------------------------------------------------------
Media                       65,103   Reuters Group PLC                                   969,202     0.2
-----------------------------------------------------------------------------------------------------------
Metals & Mining            220,925   Billiton PLC                                        749,592     0.2
                            61,370   Rio Tinto PLC (Registered Shares)                   905,373     0.2
                                                                                    -----------------------
                                                                                       1,654,965     0.4
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (22) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                            Shares                                                               Percent of
Industries                   Held              Common Stocks                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------

EUROPE (concluded)
===========================================================================================================
United Kingdom (concluded)
Oil & Gas                  155,526   BP Amoco PLC                                   $  1,414,548     0.3%
-----------------------------------------------------------------------------------------------------------
Pharmaceuticals             71,851   AstraZeneca Group PLC                             3,026,411     0.7
                           100,698   Glaxo Wellcome PLC                                2,844,701     0.6
                            74,382   SmithKline Beecham PLC                              949,467     0.2
                                                                                    -----------------------
                                                                                       6,820,579     1.5
-----------------------------------------------------------------------------------------------------------
Specialty Retail           169,622   Dixons Group PLC                                    802,435     0.2
-----------------------------------------------------------------------------------------------------------
Wireless                 1,353,610   Vodafone AirTouch PLC                             6,170,885     1.3
Telecom-
munications
Services
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the
                                     United Kingdom                                   32,061,640     6.9
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Europe
                                     (Cost--$86,584,207)                              93,307,350    20.2
-----------------------------------------------------------------------------------------------------------

NORTH AMERICA
===========================================================================================================
Canada
Communications              48,700   Nortel Networks Corporation                       2,645,019     0.6
Equipment
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Canada                     2,645,019     0.6
-----------------------------------------------------------------------------------------------------------
United States
Aerospace &                 49,500   The Boeing Company                                1,933,594     0.4
Defense                     58,600   United Technologies Corporation                   3,541,638     0.8
                                                                                    -----------------------
                                                                                       5,475,232     1.2
-----------------------------------------------------------------------------------------------------------
Automobiles                 30,500   Ford Motor Company                                1,481,156     0.3
-----------------------------------------------------------------------------------------------------------
Banks                       33,700   The Chase Manhattan Corporation                   2,516,969     0.6
                            53,500   FleetBoston Financial Corporation                 2,022,969     0.4
                                                                                    -----------------------
                                                                                       4,539,938     1.0
-----------------------------------------------------------------------------------------------------------
Beverages                   25,300   Anheuser-Busch Companies, Inc.                    1,960,750     0.4
                           102,700   PepsiCo, Inc.                                     4,178,606     0.9
                                                                                    -----------------------
                                                                                       6,139,356     1.3
-----------------------------------------------------------------------------------------------------------
Communications              68,400  +Cisco Systems, Inc.                               3,894,525     0.9
Equipment                   10,420  +Efficient Networks, Inc.                            502,765     0.1
                            12,220  +JDS Uniphase Corporation                          1,074,596     0.2
                             6,400  +VeriSign, Inc.                                      866,000     0.2
                                                                                    -----------------------
                                                                                       6,337,886     1.4
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (23) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                            Shares                                                               Percent of
Industries                   Held              Common Stocks                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------

NORTH AMERICA (continued)
===========================================================================================================
United States (continued)
Computers &                 45,400  +Dell Computer Corporation                      $  1,957,875     0.4%
Peripherals                 16,600  +EMC Corporation                                   1,930,787     0.4
                            24,700  +Sun Microsystems, Inc.                            1,892,637     0.4
                                                                                    -----------------------
                                                                                       5,781,299     1.2
-----------------------------------------------------------------------------------------------------------
Diversified Financials      69,300   American Express Company                          3,729,206     0.8
                            71,250   Citigroup Inc.                                    4,430,859     1.0
                                                                                    -----------------------
                                                                                       8,160,065     1.8
-----------------------------------------------------------------------------------------------------------
Diversified                 34,100   AT&T Corp.                                        1,182,844     0.2
Telecommunication           11,500  +Amdocs Limited                                      712,281     0.2
Services                    70,000   Bell Atlantic Corporation                         3,701,250     0.8
                            18,400  +Level 3 Communications, Inc.                      1,404,150     0.3
                            31,500   SBC Communications Inc.                           1,376,156     0.3
                            25,300   Sprint Corp. (FON Group)                          1,530,650     0.3
                                                                                    -----------------------
                                                                                       9,907,331     2.1
-----------------------------------------------------------------------------------------------------------
Energy Equipment            40,000   Halliburton Company                               2,040,000     0.4
& Service                   20,100   Schlumberger Limited                              1,478,606     0.3
                                                                                    -----------------------
                                                                                       3,518,606     0.7
-----------------------------------------------------------------------------------------------------------
Food & Drug                140,700   Walgreen Co.                                      3,992,363     0.9
Retailing
-----------------------------------------------------------------------------------------------------------
Healthcare                  53,500   Medtronic, Inc.                                   2,761,937     0.6
Equipment
& Supplies
-----------------------------------------------------------------------------------------------------------
Household Products          16,283   The Dial Corporation                                232,033     0.1
                            23,400   The Procter & Gamble Company                      1,556,100     0.3
                                                                                    -----------------------
                                                                                       1,788,133     0.4
-----------------------------------------------------------------------------------------------------------
IT Consulting &             26,500   Electronic Data Systems Corporation               1,704,281     0.4
Services
-----------------------------------------------------------------------------------------------------------
Industrial                 176,400   General Electric Company                          9,283,050     2.0
Conglomerates
-----------------------------------------------------------------------------------------------------------
Insurance                   40,700   American International Group, Inc.                4,581,294     1.0
-----------------------------------------------------------------------------------------------------------
Internet Software           52,800  +America Online, Inc.                              2,798,400     0.6
& Services                  17,700  +Be Free, Inc.                                       162,619     0.0
                            12,300  +Commerce One, Inc.                                  439,725     0.1
                             2,200  +i2 Technologies, Inc.                               234,025     0.1
                             3,200  +Phone.com, Inc.                                     223,600     0.0
                             5,870  +TIBCO Software Inc.                                 326,152     0.1
                                                                                    -----------------------
                                                                                       4,184,521     0.9
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (24) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                            Shares                                                               Percent of
Industries                   Held              Common Stocks                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------

NORTH AMERICA (concluded)
===========================================================================================================
United States (concluded)
Multiline Retail            39,700  +Kohl's Corporation                             $  2,054,475     0.5%
                            75,400   Wal-Mart Stores, Inc.                             4,344,925     0.9
                                                                                    -----------------------
                                                                                       6,399,400     1.4
-----------------------------------------------------------------------------------------------------------
Oil & Gas                   27,400   Chevron Corporation                               2,532,787     0.6
                            65,310   Exxon Mobil Corporation                           5,441,139     1.2
                            51,000   Texaco Inc.                                       2,929,313     0.6
                                                                                    -----------------------
                                                                                      10,903,239     2.4
-----------------------------------------------------------------------------------------------------------
Paper & Forest              41,300   International Paper Company                       1,437,756     0.3
Products                    39,900   Weyerhaeuser Company                              1,980,038     0.4
                                                                                    -----------------------
                                                                                       3,417,794     0.7
-----------------------------------------------------------------------------------------------------------
Personal Products           31,800   The Estee Lauder Companies Inc.
                                     (Class A)                                         1,425,038     0.3
-----------------------------------------------------------------------------------------------------------
Pharmaceuticals             50,500   Bristol-Myers Squibb Company                      2,780,656     0.6
                            37,100   Merck & Co., Inc.                                 2,768,588     0.6
                            60,300   Pfizer Inc.                                       2,687,119     0.6
                            45,417   Pharmacia Corporation                             2,358,845     0.5
                            17,300   Warner-Lambert Company                            2,112,763     0.4
                                                                                    -----------------------
                                                                                      12,707,971     2.7
-----------------------------------------------------------------------------------------------------------
Semiconductor                9,000  +Applied Materials, Inc.                             751,500     0.2
Equipment &                 29,700   Intel Corporation                                 3,703,219     0.8
Products                    38,800   Texas Instruments Incorporated                    2,803,300     0.6
                                                                                    -----------------------
                                                                                       7,258,019     1.6
-----------------------------------------------------------------------------------------------------------
Software                    28,580  +Citrix Systems, Inc.                              1,504,022     0.3
                            58,000  +Microsoft Corporation                             3,625,000     0.8
                            16,700  +Oracle Corporation                                1,199,269     0.3
                                                                                    -----------------------
                                                                                       6,328,291     1.4
-----------------------------------------------------------------------------------------------------------
Specialty Retail            15,900   The Home Depot, Inc.                                776,119     0.2
-----------------------------------------------------------------------------------------------------------
Wireless                    16,400  +Nextel Communications, Inc.
Telecommunications                   (Class A)                                         1,518,025     0.3
Services                    41,800  +Sprint Corp. (PCS Group)                          2,319,900     0.5
                                                                                    -----------------------
                                                                                       3,837,925     0.8
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the
                                     United States                                   132,690,244    28.7
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in North
                                     America (Cost--$125,965,796)                    135,335,263    29.3
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (25) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                            Shares                                                               Percent of
Industries                   Held              Common Stocks                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
===========================================================================================================
Australia
Banks                       71,000   Commonwealth Bank of Australia                 $  1,129,334     0.3%
-----------------------------------------------------------------------------------------------------------
Containers &               103,000   Amcor Limited                                       296,158     0.1
Packaging
-----------------------------------------------------------------------------------------------------------
Diversified                160,000   Telstra Corporation Limited                         620,704     0.1
Telecommunication
Services
-----------------------------------------------------------------------------------------------------------
Hotels, Restaurants         29,000   TABCORP Holdings Limited                            153,864     0.0
& Leisure
-----------------------------------------------------------------------------------------------------------
Industrial                  17,000   Brambles Industries Limited                         465,518     0.1
Conglomerates
-----------------------------------------------------------------------------------------------------------
Metals & Mining             46,000   Broken Hill Proprietary
                                     Company Limited                                     467,388     0.1
                            59,000   Rio Tinto Limited                                   842,632     0.2
                                                                                    -----------------------
                                                                                       1,310,020     0.3
-----------------------------------------------------------------------------------------------------------
Multiline Retail           104,000   Coles Myer Limited                                  373,792     0.1
-----------------------------------------------------------------------------------------------------------
Paper &                     34,333  +Paperlinx Limited                                    59,544     0.0
Forest Products
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Australia                  4,408,934     1.0
-----------------------------------------------------------------------------------------------------------
Hong Kong
Airlines                   474,000   Cathay Pacific Airways                              851,643     0.2
-----------------------------------------------------------------------------------------------------------
Banks                       57,200   HSBC Holdings PLC                                   631,314     0.2
-----------------------------------------------------------------------------------------------------------
Diversified                 45,100   Hutchison Whampoa Limited                           519,472     0.1
Financials
-----------------------------------------------------------------------------------------------------------
Gas Utilities              899,800   Hong Kong and China Gas
                                     Company Ltd.                                        975,784     0.2
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Hong Kong                  2,978,213     0.7
-----------------------------------------------------------------------------------------------------------
Japan
Automobiles                348,000  +Nissan Motor Co., Ltd.                            1,826,051     0.4
                            23,000   Toyota Motor Corporation                          1,044,532     0.2
                                                                                    -----------------------
                                                                                       2,870,583     0.6
-----------------------------------------------------------------------------------------------------------
Banks                      145,000   The Sumitomo Bank, Ltd.                           1,901,463     0.4
-----------------------------------------------------------------------------------------------------------
Chemicals                  281,000   Asahi Chemical Industry Co., Ltd.                 1,748,502     0.4
-----------------------------------------------------------------------------------------------------------
Computers &                 12,000   Fujitsu Support and
Peripherals                          Service Inc. (FSAS)                               1,124,495     0.2
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (26) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                            Shares                                                               Percent of
Industries                   Held              Common Stocks                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA (continued)
===========================================================================================================
Japan (concluded)
Diversified                100,000   The Nikko Securities Co., Ltd.                 $    926,863     0.2%
Financials                  58,000   The Nomura Securities Co., Ltd.                   1,330,485     0.3
                                                                                    -----------------------
                                                                                       2,257,348     0.5
-----------------------------------------------------------------------------------------------------------
Diversified                     39   NTT Mobile Communications
Telecommunication                    Network, Inc.                                     1,006,919     0.2
Services                       212   Nippon Telegraph & Telephone
                                     Corporation (NTT)                                 2,520,176     0.6
                                                                                    -----------------------
                                                                                       3,527,095     0.8
-----------------------------------------------------------------------------------------------------------
Electronic                 160,000   Hitachi Ltd.                                      1,982,261     0.4
Equipment
& Instruments
-----------------------------------------------------------------------------------------------------------
Household Durables          11,800   Sony Corporation                                  1,068,493     0.2
-----------------------------------------------------------------------------------------------------------
Machinery                  437,000   Sumitomo Heavy Industries, Ltd.                   1,132,324     0.2
-----------------------------------------------------------------------------------------------------------
Metals & Mining            278,000   Mitsubishi Materials Corporation                    924,300     0.2
                           828,000   Nippon Steel Corporation                          1,814,795     0.4
                                                                                    -----------------------
                                                                                       2,739,095     0.6
-----------------------------------------------------------------------------------------------------------
Office Electronics          53,000   Canon, Inc.                                       2,441,421     0.5
-----------------------------------------------------------------------------------------------------------
Pharmaceuticals             49,000   Fujisawa Pharmaceutical Co., Ltd.                 1,811,191     0.4
                            19,000   Takeda Chemical Industries, Ltd.                  1,296,958     0.3
                                                                                    -----------------------
                                                                                       3,108,149     0.7
-----------------------------------------------------------------------------------------------------------
Real Estate                152,000   Mitsubishi Estate Company, Limited                1,788,567     0.4
-----------------------------------------------------------------------------------------------------------
Road & Rail                    230   East Japan Railway Company                        1,311,539     0.3
-----------------------------------------------------------------------------------------------------------
Semiconductor               12,000   Murata Manufacturing Co., Ltd.                    2,072,905     0.5
Equipment &
Products
-----------------------------------------------------------------------------------------------------------
Textiles & Apparel          15,450   World Co., Ltd.                                     614,126     0.1
-----------------------------------------------------------------------------------------------------------
Trading Companies          191,000   Sumitomo Corporation                              1,773,857     0.4
& Distributors
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Japan                     33,462,223     7.2
-----------------------------------------------------------------------------------------------------------
Singapore
Airlines                    82,000   Singapore Airlines Limited                          714,401     0.1
-----------------------------------------------------------------------------------------------------------
Media                       56,000   Singapore Press Holdings Ltd.                       843,296     0.2
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Singapore                  1,557,697     0.3
-----------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Pacific
                                     Basin/Asia (Cost--$38,764,494)                   42,407,067     9.2
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (27) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                           Face                                                                  Percent of
Industries                Amount          Fixed-Income Securities                     Value      Net Assets
-----------------------------------------------------------------------------------------------------------

EUROPE
===========================================================================================================
France
Foreign          (euro) 10,450,000   French Btan, 4.50% due 7/12/2002               $  9,590,327     2.1%
Government               3,680,000   French OAT, 5.25% due 4/25/2008                   3,400,181     0.7
Obligations                                                                         -----------------------
                                                                                      12,990,508     2.8
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities
                                     in France                                        12,990,508     2.8
-----------------------------------------------------------------------------------------------------------
Germany
Banks               US$  3,100,000   Deutsche Ausgleichsbank,
                                     6.50% due 9/15/2004                               3,011,033     0.7
-----------------------------------------------------------------------------------------------------------
Foreign                              Bundesobligation:
Government       (euro)  7,080,000      5.125% due 11/21/2000                          6,579,413     1.4
Obligations             10,500,000      5% due 8/20/2001                               9,744,925     2.1
                        11,000,000      3.25% due 2/17/2004                            9,593,876     2.1
                         8,800,000      4.25% due 11/26/2004                           7,871,376     1.7
                                     Bundesrepublic Deutschland:
                         2,320,000      6.875% due 5/12/2005                           2,310,900     0.5
                        13,970,000      6% due 7/04/2007                              13,516,297     2.9
                         5,000,000      6.25% due 1/04/2030                            5,230,842     1.1
                                                                                    -----------------------
                                                                                      54,847,629    11.8
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities
                                     in Germany                                       57,858,662    12.5
-----------------------------------------------------------------------------------------------------------
United Kingdom
Foreign         (pound)  3,690,000   UK Treasury, 5.75% due 12/07/2009                 5,704,501     1.2
Government               4,100,000   United Kingdom Gilt, 6.75%
Obligations                          due 11/26/2004                                    6,351,265     1.4
                                                                                    -----------------------
                                                                                      12,055,766     2.6
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities in
                                     the United Kingdom                               12,055,766     2.6
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities in
                                     Europe (Cost--$89,995,554)                       82,904,936    17.9
-----------------------------------------------------------------------------------------------------------

NORTH AMERICA
===========================================================================================================
Canada
Foreign              C$  5,350,000   Canadian Government Bond,
Government                           7.25% due 6/01/2007                               3,786,780     0.8
Obligations
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities in Canada           3,786,780     0.8
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (28) Mercury Global Balanced Fund

                                                                                          In US Dollars
                                                                                    -----------------------
                           Face                                                                  Percent of
Industries                Amount          Fixed-Income Securities                     Value      Net Assets
-----------------------------------------------------------------------------------------------------------

NORTH AMERICA (concluded)
===========================================================================================================
United States
US                  US$  7,700,000   Federal Home Loan Mortgage
Government                           Corporation, 5% due 1/15/2004                  $  7,115,262     1.5%
Agency                               Federal National Mortgage
Obligations                          Association:
                  (yen)660,000,000      2.125% due 10/09/2007                          6,408,451     1.4
                    US$  8,000,000      5.25% due 1/15/2009                            6,853,760     1.5
                                                                                    -----------------------
                                                                                      20,377,473     4.4
-----------------------------------------------------------------------------------------------------------
US                                   US Treasury Bonds:
Government               6,435,000      8% due 11/15/2021                              7,643,557     1.6
Obligations              1,600,000      6.25% due 5/15/2030                            1,650,752     0.4
                                     US Treasury Notes:
                         5,315,000      5.875% due 6/30/2000                           5,319,146     1.2
                         7,800,000      6.50% due 2/15/2010                            7,914,582     1.7
                                                                                    -----------------------
                                                                                      22,528,037     4.9
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities
                                     in the United States                             42,905,510     9.3
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities
                                     in North America
                                     (Cost--$46,812,264)                              46,692,290    10.1
-----------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
===========================================================================================================
Japan
Banks           (yen)1,085,000,000   International Bank Reconstruction &
                                     Development, 2% due 2/18/2008                    10,502,860     2.3
                       530,000,000   KFW International Finance,
                                     2.05% due 9/21/2009                               5,070,103     1.1
                                                                                    -----------------------
                                                                                      15,572,963     3.4
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities
                                     in Japan                                         15,572,963     3.4
-----------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Securities
                                     in Pacific Basin/Asia
                                     (Cost--$15,769,825)                              15,572,963     3.4
-----------------------------------------------------------------------------------------------------------


                 May 31, 2000 (29) Mercury Global Balanced Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                          In US Dollars
                                                                                    -----------------------
                           Face                                                                  Percent of
                          Amount           Short-Term Securities                      Value      Net Assets
-----------------------------------------------------------------------------------------------------------
US                                   US Treasury Bills:
Government            US$3,050,000      5.68% due 6/22/2000                         $  3,041,491     0.7%
Obligations*             2,850,000      5.71% due 6/22/2000                            2,842,048     0.6
                         6,900,000      5.55% due 6/29/2000                            6,874,608     1.5
                         2,100,000      5.715% due 6/29/2000                           2,092,272     0.4
                         3,200,000      5.45% due 7/20/2000                            3,178,048     0.7
                         8,250,000      5.60% due 7/20/2000                            8,193,405     1.8
-----------------------------------------------------------------------------------------------------------
                                     Total Investments in Short-Term
                                     Securities (Cost--$26,204,661)                   26,221,872     5.7
                                                                                    =======================
-----------------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost--$430,096,801)                            442,441,741    95.8

                                     Other Assets Less Liabilities                     6,382,762     1.4

                                     Time Deposit**                                    9,463,000     2.0

                                     Unrealized Appreciation on Forward

                                     Foreign Exchange Contracts***                     3,613,456     0.8
                                                                                    -----------------------
                                     Net Assets                                     $461,900,959   100.0%
                                                                                    =======================
-----------------------------------------------------------------------------------------------------------

+     Non-income producing security.
* Certain US Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
**    Time deposit bears interest at 6.75% and matures on 6/01/2000.
***   Forward foreign exchange contracts as of May 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                                   Unrealized
Foreign                       Expiration                          Appreciation
Currency Purchased               Date                            (Depreciation)
--------------------------------------------------------------------------------
Dkr       37,300,000          July 2000                            $  147,173
(euro)     7,020,000          July 2000                               (65,164)
--------------------------------------------------------------------------------
(US$ Commitment--$11,090,343)                                      $   82,009
                                                                   ----------
--------------------------------------------------------------------------------
Foreign                       Expiration                           Unrealized
Currency Sold                    Date                             Appreciation
--------------------------------------------------------------------------------
C$         5,500,000          July 2000                            $   43,351
Dkr       37,300,000          July 2000                               174,641
(euro)    82,170,000          July 2000                             2,113,891
(pound)    8,160,000          July 2000                               531,205
(yen)  2,351,000,000          July 2000                               668,359
--------------------------------------------------------------------------------
(US$ Commitment--$122,476,792)                                     $3,531,447
                                                                   ----------
--------------------------------------------------------------------------------
Total Unrealized Appreciation on
Forward Foreign Exchange
Contracts--Net                                                     $3,613,456
                                                                   ==========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                 May 31, 2000 (30) Mercury Global Balanced Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 2000
---------------------------------------------------------------------------------------------

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
=============================================================================================
Assets:
Investments, at value (identified cost--$430,096,801)                            $442,441,741
Unrealized appreciation on forward foreign exchange contracts                       3,613,456
Time deposit                                                                        9,463,000
Receivables:
  Securities sold                                               $ 12,543,432
  Interest                                                         3,392,743
  Dividends                                                          780,590
  Contributions                                                      223,046
  Forward foreign exchange contracts                                 110,372       17,050,183
                                                                ------------
Prepaid expenses                                                                    3,322,688
                                                                                 ------------
Total assets                                                                      475,891,068
                                                                                 ------------
---------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Securities purchased                                            10,939,060
  Custodian bank                                                   2,038,024
  Withdrawals                                                        629,404
  Investment adviser                                                 197,042
  Forward foreign exchange contracts                                   5,036       13,808,566
                                                                ------------
Accrued expenses and other liabilities                                                181,543
                                                                                 ------------
Total liabilities                                                                  13,990,109
                                                                                 ------------
---------------------------------------------------------------------------------------------
Net Assets:
Net assets                                                                       $461,900,959
                                                                                 ============
---------------------------------------------------------------------------------------------
Net Assets Consist of:
Partners' capital                                                                $446,076,396
Unrealized appreciation on investments and foreign currency
  transactions--net                                                                15,824,563
                                                                                 ------------
Net assets                                                                       $461,900,959
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 May 31, 2000 (31) Mercury Global Balanced Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2000
---------------------------------------------------------------------------------------------

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
=============================================================================================
Investment Income:
Interest and discount earned (net of $1,448 foreign
  withholding tax)                                                               $  3,829,214
Dividends (net of $161,496 foreign withholding tax)                                 2,070,953
                                                                                 ------------
Total income                                                                        5,900,167
                                                                                 ------------
---------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                         $ 1,457,860
Custodian fees                                                        95,113
Accounting services                                                   42,245
Professional fees                                                     27,328
Trustees' fees and expenses                                           14,273
Pricing fees                                                           3,050
Offering costs                                                         2,556
Other                                                                  4,117
                                                                ------------
Total expenses                                                                      1,646,542
                                                                                 ------------
Investment income--net                                                              4,253,625
                                                                                 ------------
---------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:
Realized gain from:
  Investments--net                                                16,312,946
  Foreign currency transactions--net                               4,899,440       21,212,386
                                                                ------------
Change in unrealized appreciation on:
  Investments--net                                               (21,615,695)
  Foreign currency transactions--net                                (746,496)     (22,362,191)
                                                                -----------------------------
Net Increase in Net Assets Resulting from Operations                             $  3,103,820
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 May 31, 2000 (32) Mercury Global Balanced Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
================================================================================

                                                                  For the Six    For the Period
                                                                  Months Ended   April 30, 1999+
Increase (Decrease) in Net Assets:                                May 31, 2000   to Nov. 30, 1999
-------------------------------------------------------------------------------------------------
Operations:
Investment income--net                                           $   4,253,625      $   5,519,600
Realized gain (loss) on investments and foreign currency
  transactions--net                                                 21,212,386         (6,493,185)
Change in unrealized appreciation on investments and foreign
  currency transactions--net                                       (22,362,191)        38,186,754
                                                                 --------------------------------
Net increase in net assets resulting from operations                 3,103,820         37,213,169
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------
Net Capital Contributions:
Increase (decrease) in net assets derived from
  capital contributions                                            (21,954,977)       443,438,847
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------
Net Assets:

Total increase (decrease) in net assets                            (18,851,157)       480,652,016
Beginning of period                                                480,752,116            100,100
                                                                 --------------------------------
End of period                                                    $ 461,900,959      $ 480,752,116
                                                                 ================================
-------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                 May 31, 2000 (33) Mercury Global Balanced Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
================================================================================
The following ratios have been derived from information provided in the financial statements.

                                                For the Six     For the Period
                                                Months Ended    April 30, 1999+
                                                May 31, 2000    to Nov. 30, 1999
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                                               .68%*               .70%*
                                                 ==============================
Investment income--net                                1.75%*              2.10%*
                                                 ==============================
--------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)         $  461,901          $  480,752
                                                 ==============================
Portfolio turnover                                   54.45%              71.04%
                                                 ==============================
--------------------------------------------------------------------------------
*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                 May 31, 2000 (34) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
================================================================================

(1)   Significant Accounting Policies:

      Mercury Master Global Balanced Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required


                 May 31, 2000 (35) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options -- The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts -- The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes -- The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the portfolio. Therefore, no Federal income tax


                 May 31, 2000 (36) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (f) Custodian bank -- The Portfolio recorded an amount payable to the custodian bank reflecting an overdraft that resulted from a timing difference of security transaction settlements.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .60% of the average daily value of the Portfolio's net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      For the six months ended May 31, 2000, the Portfolio paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $536 for security price quotations to compute the net asset value of the Fund.

      In addition, MLPF&S received $13,193 in commissions on the execution of Portfolio security transactions for the Portfolio for the six months ended May 31, 2000.

      Accounting services are provided to the Portfolio by FAM at cost.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury International, FAM, PSI, and/or ML & Co.


                 May 31, 2000 (37) Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2000 were $249,434,381 and $286,475,897, respectively.

      Net realized gains (losses) for the six months ended May 31, 2000 and net unrealized gains (losses) as of May 31, 2000 were as follows:

                                                   Realized         Unrealized
                                                 Gains (Losses)   Gains (Losses)
      --------------------------------------------------------------------------
      Investments:
        Long-term                                $ 16,313,964      $ 12,327,729
        Short-term                                     (1,018)           17,211
                                                 ------------------------------
      Total investments                            16,312,946        12,344,940
                                                 ------------------------------
      Currency transactions:
        Forward foreign exchange contracts            974,430         3,613,456
        Foreign currency transactions               3,925,010          (133,833)
                                                 ------------------------------
      Total currency transactions                   4,899,440         3,479,623
                                                 ------------------------------
      Total                                      $ 21,212,386      $ 15,824,563
                                                 ==============================
      --------------------------------------------------------------------------

      As of May 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $12,344,940, of which $43,303,823 related to appreciated securities and $30,958,883 related to depreciated securities. At May 31, 2000, the aggregate cost of investments for Federal income tax purposes was $430,096,801.

(4)   Commitments:

      At May 31, 2000, the Portfolio had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to purchase and sell various foreign currencies with approximate values of $7,965,000 and $7,711,000, respectively.

(5)   Capital Loss Carryforward:

      At November 30, 1999, the Portfolio had a net capital loss carryforward of approximately $4,188,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.


                 May 31, 2000 (38) Mercury Global Balanced Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF MAY 31, 2000
================================================================================

Ten Largest                                                         Percent of
Equity Holdings                                                     Net Assets
--------------------------------------------------------------------------------
General Electric Company                                               2.0%
--------------------------------------------------------------------------------
Vodafone AirTouch PLC                                                  1.3
--------------------------------------------------------------------------------
Nokia Oyj                                                              1.2
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                1.2
--------------------------------------------------------------------------------
American International Group, Inc.                                     1.0
--------------------------------------------------------------------------------
Citigroup Inc.                                                         1.0
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  0.9
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                          0.9
--------------------------------------------------------------------------------
Royal Dutch Petroleum Company                                          0.9
--------------------------------------------------------------------------------
Walgreen Co.                                                           0.9
--------------------------------------------------------------------------------

Ten Largest                                                         Percent of
Fixed-Income Holdings                                               Net Assets
--------------------------------------------------------------------------------
Bundesrepublic Deutschland,
6% due 7/04/2007                                                       2.9%
--------------------------------------------------------------------------------
International Bank Reconstruction
& Development, 2% due 2/18/2008                                        2.3
--------------------------------------------------------------------------------
Bundesobligation,
5% due 8/20/2001                                                       2.1
--------------------------------------------------------------------------------
Bundesobligation,
3.25% due 2/17/2004                                                    2.1
--------------------------------------------------------------------------------
French Btan,
4.50% due 7/12/2002                                                    2.1
--------------------------------------------------------------------------------
US Treasury Notes, 6.50%
due 2/15/2010                                                          1.7
--------------------------------------------------------------------------------
Bundesobligation, 4.25% due
11/26/2004                                                             1.7
--------------------------------------------------------------------------------
US Treasury Bonds, 8% due
11/15/2021                                                             1.6
--------------------------------------------------------------------------------
Federal Home Loan Management
Corporation, 5% due 1/15/2004                                          1.5
--------------------------------------------------------------------------------
Federal National Mortgage
Association, 5.25% due 1/15/2009                                       1.5
--------------------------------------------------------------------------------

Ten Largest Industries                                              Percent of
(Equity Investments)                                                Net Assets
--------------------------------------------------------------------------------
Pharmaceuticals                                                        5.1%
--------------------------------------------------------------------------------
Diversified Telecommunication
Services                                                               4.7
--------------------------------------------------------------------------------
Communications Equipment                                               4.3
--------------------------------------------------------------------------------
Oil & Gas                                                              4.2
--------------------------------------------------------------------------------
Banks                                                                  4.0
--------------------------------------------------------------------------------
Diversified Financials                                                 3.0
--------------------------------------------------------------------------------
Industrial Conglomerates                                               2.8
--------------------------------------------------------------------------------
Insurance                                                              2.5
--------------------------------------------------------------------------------
Semiconductor Equipment & Products                                     2.4
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                    2.1
--------------------------------------------------------------------------------

                                                                    Percent of
Asset Mix                                                           Net Assets
--------------------------------------------------------------------------------
Common Stock                                                          58.7%
--------------------------------------------------------------------------------
Fixed-Income Securities                                               31.4
--------------------------------------------------------------------------------
Cash & Cash Equivalents                                                9.9
--------------------------------------------------------------------------------
Total                                                                100.0%
--------------------------------------------------------------------------------

Country                                                             Percent of
Representation                                                      Net Assets
--------------------------------------------------------------------------------
United States                                                         38.0%
--------------------------------------------------------------------------------
Germany                                                               14.9
--------------------------------------------------------------------------------
Japan                                                                 10.6
--------------------------------------------------------------------------------
United Kingdom                                                         9.5
--------------------------------------------------------------------------------
France                                                                 6.4
--------------------------------------------------------------------------------
Netherlands                                                            2.5
--------------------------------------------------------------------------------
Finland                                                                1.4
--------------------------------------------------------------------------------
Canada                                                                 1.4
--------------------------------------------------------------------------------
Switzerland                                                            1.1
--------------------------------------------------------------------------------
Sweden                                                                 1.1
--------------------------------------------------------------------------------
Australia                                                              1.0
--------------------------------------------------------------------------------
Spain                                                                  0.7
--------------------------------------------------------------------------------
Hong Kong                                                              0.7
--------------------------------------------------------------------------------
Singapore                                                              0.3
--------------------------------------------------------------------------------
Italy                                                                  0.3
--------------------------------------------------------------------------------
Belgium                                                                0.2
--------------------------------------------------------------------------------


                 May 31, 2000 (39) Mercury Global Balanced Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
  and Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth and current income. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Global Balanced Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Portfolio is managed in two segments, an equity segment and a bond segment. The Portfolio invests in a mix of stocks and high-quality bonds of issuers located in the United States and other developed countries. The Portfolio's neutral position consists of approximately 60% invested in stocks and 40% in bonds, although the Portfolio may vary each of these percentages up to 15% in either direction based on current economic and market conditions. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury Global Balanced Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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